Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

Note 10—Share-Based Compensation

During the years ended December 31, 2012, 2011 and 2010, compensation expense recognized related to share-based arrangement grants totaled $5.3 million, $4.5 million and $0.1 million, respectively, and is recorded in general and administrative expenses in our consolidated statements of operations.

2009 Stock Plan

On April 24, 2009, the Board of our Predecessor approved the creation of the Pacific Drilling Limited 2009 Omnibus Stock Incentive Plan (the “2009 Stock Plan”), which provided for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units, and other equity based or equity related awards to directors, officers, employees and consultants of Pacific Drilling. The Board also authorized the issuance of 6,684 common stock options to certain executives and employees at a per share exercise price of $1,000, which the Board determined at issuance to be the fair market value of a share of our Predecessor’s common stock. The options issued in 2009 had a contractual term of 10 years and were scheduled to vest 50%, 25% and 25% on March 31, 2011, 2012 and 2013, respectively.

On December 21, 2010, the Board authorized the issuance of 12,577 common stock options to certain executives and employees at a per share exercise price of $800, which the Board determined at issuance to be the fair market value of a share of our Predecessor’s common stock. The options issued in 2010 had a contractual term of 10 years and were scheduled to vest 25% annually on March 31, 2011, 2012, 2013 and 2014.

Pursuant to the terms of the options granted, our Predecessor could elect to settle the stock options upon exercise in cash instead of issuing shares of our common stock. The Company anticipated settling any of the 2010 and 2009 stock options in cash. As such, the stock options were accounted for as liability awards at fair value.

2011 Stock Plan

Stock Options

On March 31, 2011, as part of the Restructuring, the Company cancelled the 2009 Stock Plan. Further, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 7.2 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan.

In conjunction with the Restructuring and cancellation of stock option grants under the 2009 Stock Plan, the Company issued 1,471,601 common stock options in Pacific Drilling S.A. as a replacement of the 2010 and 2009 stock options. The replacement awards were recorded as a modification of an existing award. As exercises of replacement awards will be settled in common shares, the $2.3 million liability for stock options issued under the 2009 Stock Plan on the date of modification was extinguished and the balance reclassified to additional paid-in capital. Additionally, on March 31, 2011, the Company granted 1,329,710 common stock options to certain executives and employees pursuant to the 2011 Stock Plan.

The 2009 replacement option grants vest 50%, 25% and 25% on March 31, 2011, 2012, and 2013, respectively. The 2010 replacement option grants and the 2011 option grants vest 25% annually over four years commencing on March 31, 2011 and March 31, 2012, respectively. The 2009 replacement option grants, 2010 replacement option grants and the 2011 option grants were issued at an exercise price of $10.00 and have a 10 year contractual term.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model utilizing the assumptions noted in the table below. Expected volatility is based on implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group as the historical volatility of the Company does not provide a reasonable basis for estimating volatility. The expected terms of the options is calculated using the simplified method as the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011 stock options	2010 stock options	2009 stock options
Expected volatility	52%	53%	53%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.65%	2.57%	2.49%

On March 31, 2012, the Company granted 1,294,840 common stock options to certain members of our Board of Directors, executives and employees pursuant to the 2011 Stock Plan. The 2012 option grants vest 25% annually over four years. The 2012 option grants were issued at an exercise price of $10.12 and have a 10 year contractual term.

The fair value of the 2012 stock option grants as of March 31, 2012, the date of grant, was calculated using the following assumptions:

2012 stock options
Expected volatility	48.5%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.40%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of shares under option	Weighted-average exercise price (per share)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2012	2,788,596	$10.00
Granted	1,294,840	10.12
Exercised	—	—
Cancelled	—	—
Forfeited or expired	(107,798)	10.00

Outstanding—December 31, 2012	3,975,638	$10.04	8.1	—
Exercisable—December 31, 2012	1,121,429	$10.00	7.3	—

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 was $4.85 and $5.24. There were no options exercised during the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, total compensation costs related to nonvested option awards not yet recognized is $10.6 million and is expected to be recognized over 2.5 years.

Restricted Stock Units

On November 2, 2011, we granted awards of 12,000 restricted stock units with a grant date fair value of $8.54 under the 2011 Plan to certain members of our Board of Directors. On March 31, 2012, the Company also granted 297,180 restricted stock units to certain members of our Board of Directors, executives and employees pursuant to the 2011 Stock Plan. These restricted stock units will be settled in shares of our stock and will generally vest over a period of four years.

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of restricted stock units	Weighted-average grant-date fair value (per share)
Nonvested—January 1, 2012	12,000	$8.54
Granted	297,180	10.12
Vested	(2,000)	8.54
Forfeited	(17,492)	10.12

Nonvested—December 31, 2012	289,688	$10.07

As of December 31, 2012, total compensation costs related to nonvested restricted stock units not yet recognized is $2.4 million and is expected to be recognized over a weighted average period of 3.2 years.